UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [X] ;  Amendment Number:  2
This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Franklin Resources, Inc.
Address:One Franklin Parkway
        San Mateo, CA  94403-1906

Form 13F File Number: 28-734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barbara J. Green
Title:  Vice President, Deputy General Counsel and Secretary
Phone:  650-312-2000

Signature, Place, and Date of Signing:




/s/ BARBARA J. GREEN           San Mateo, California           February 3, 2006


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)








FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $44, 232
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number            Name
--         ----------------------                   ------
9        28-3877                        FIDUCIARY TRUST COMPANY INTERNATIONAL

                                                  FORM 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5    COLUMN 6 COLUMN 7       COLUMN 8

      NAME OF ISSUER                  TITLE          CUSIP     VALUE       SHRS OR SH/ PUT/ INVEST- OTHER      VOTING AUTHORITY
                                        OF                    (x$1000)     PRN AMT PRN CALL MENT    MANA-
                                      CLASS                                                 DISCRE- GERS    SOLE    SHARED     NONE
                                                                                            TION
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RESOURCES INC          COMMON SHS      354613101       35026    417185 SH      SOLE              417185        0       0
TEMPLETON DRAGON FUND INC       COMMON SHS      88018T101         109      5601 SH      DEFINED    9        5601        0       0
TEMPLETON DRAGON FUND INC       COMMON SHS      88018T101        9097    465345 SH      SOLE              465345        0       0
                                                                 ------

         GRAND TOTAL                                            44,232

